NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
NOTES PAYABLE
NOTE 5. - NOTES PAYABLE

Notes payable to shareholders consisted of the following:
	June 30,	December 31,
	2011	2010

Note dated October 28, 2008	$-	$325,000
Note dated November 11, 2008	-	325,000
Note dated May 20, 2009	-	30,000
Note dated January 1, 2008	-	100,014
Note dated September 1, 2010	-	35,000
Notes dated October 4, 2010	-	150,000
Note dated December 29, 2010	-	100,000
Note payable to repurchase common shares	-	30,629

	$-	$1,095,643

Note Dated October 28, 2008 - On October 28, 2008, the Company issued a note payable to a third party in the amount of $325,000. The interest rate on the note was 10% and the outstanding principal and interest was due and payable on October 28, 2010, the maturity date.

This note matured and remained outstanding at December 31, 2010; however, in January and February 2011 this note together with the $30,000 note dated May 20, 2009 (described below), and all the related accrued interest of $77,300 were satisfied by: (i) conversion of $150,000 into equity in connection with the January 25, 2010 Private Placement; (ii) a cash payment of $142,300; and (iii) a new note dated January 25, 2011 (see Note 6) payable in the amount of $140,000.

Note Dated November 11, 2008 - On November 11, 2008, the Company issued a note payable to a shareholder in the amount of $325,000.   The interest rate on the note was 10% and the outstanding principal and interest was due and payable on November 11, 2010, the maturity date.  This note was extended as set forth below and remained outstanding at December 31, 2010.

The extended maturity date on the note was January 10, 2011 and the interest rate during the extension period was 15%.   Following the maturity of this note on January 10, 2011, the principal amount of $325,000 was converted to equity in connection with the January 25, 2011 Private Placement and the accrued interest was paid in cash.

Note Dated May 20, 2009 (unsecured) - On May 20, 2009, the Company issued a note payable in the amount of $30,000 to the same third party that was issued the October 28, 2008 note. The interest rate on the note was 10% and the outstanding principal and interest was due and payable on May 19, 2010, the maturity date.  The $30,000 in principal and accrued interest remained outstanding as of December 31, 2010. This note was satisfied in January and February 2011 together with the October 28, 2008 note as described previously.

Note Dated January 1, 2008 (unsecured) - The Company issued a note to a member on January 1, 2008 payable in the amount of $100,014.  The interest rate on the note was 7%; the interest and principal were due on January 15, 2011, the maturity date, and were paid in cash in January 2011.

Note Dated September 1, 2010 - On September 1, 2010, the Company issued a note payable to a member in the amount of $35,000. The interest rate on the note was 15%, and, pursuant to an extension, the interest and principal were due on January 25, 2011, the extended the maturity date.  The note was paid in cash in January 2011.

Notes Dated October 4, 2010 (unsecured) - The Company issued notes payable to seven members in the aggregate amount of $150,000. The interest rate on each of these notes was 15%, and the interest and principal were due on the maturity date of January 31, 2011. These notes were satisfied in January 2011 by conversion of $87,367 to equity in connection with the January 25, 2011 Private Placement and by payment of $62,633 in cash.

Note Dated December 29, 2010 (unsecured) – The Company issued a note payable to a member in the amount of $100,000. The interest rate on this note was 15%, and the interest and principal were due on the maturity date of January 29, 2011. The note was paid in cash in January 2011.

Note Payable to Repurchase Common Shares (unsecured) - On December 31, 2010, the Company agreed to repurchase 51,637 common shares previously issued to a member in exchange for a $35,019 note, which $30,629 remained unpaid as of December 31, 2010. The interest rate on the note was 7% and the outstanding principal and interest were due and payable on September 30, 2010, the maturity date.  The note remained unpaid at the maturity date; the outstanding principal balance and accrued interest were paid in cash in February 2011.

Note Dated June 30, 2011 (unsecured) – The Company issued a note payable to an officer, who is also a director, in the amount of $150,000.  The funds were received on July 7, 2011, and accordingly the liability was recorded as of this date. The interest rate on the note is 12% and outstanding principal and accrued interest are due and payable on August 30, 2011.

NOTE 5. - NOTES PAYABLE

Notes payable members, net of unamortized discount:

	2010	2009

Note dated October 28, 2008, net of unamortized discount	$325,000	$271,041
Note dated November 11, 2008, net of unamortized discount	325,000	271,041
Note dated May 20, 2009, net of unamortized discount	30,000	20,367
Note dated January 1, 2008	100,014	-
Note dated September 1, 2010	35,000	-
Notes dated October 4, 2010	150,000	-
Note dated December 31, 2010	100,000	-
Note payable to repurchase Membership Units	30,629	35,019

	$1,095,643	$597,468

Note Dated October 28, 2008 - On October 28, 2008, the Company issued a note payable to a third party in the amount of $325,000, and a warrant to purchase 371,006 Membership Units at less than $.0001 per unit.  The warrant was valued at $129,500 and recorded as a discount to the note payable and is being amortized over the term of the note which significantly adjusts the effective interest rate. The weighted average annual effective rate on the note is 41%. The intrinsic value of the warrant at the time of issuance was determined to be $215,540; the debt discount recorded was based on allocating the $325,000 in transaction proceeds proportionally between the note and the warrant. The note bears interest at a rate of 10% and the outstanding principal and interest was due and payable on October 28, 2010, the maturity date.  As of December 31, 2010, the outstanding principal and unamortized debt discount amounted to $325,000 and $0, ($325,000 and $53,959 – December 31, 2009), respectively.  The warrant was exercised in 2010. The note is guaranteed by a related party, Virgil Properties, LLC (“Virgil”), which is owned by two members of the Company.  The note is secured by a mortgage on property owned by Virgil. Virgil received 148,402 warrants as consideration for this guarantee. These warrants were valued at $86,216, recorded as a deferred financing and amortized over the term of the loan. On December 30, 2009, Virgil agreed to rescind these warrants. In consideration of the rescission of warrants, the Company agreed to convert certain cash advances totaling $271,992 from the two members of the Company that own Vigil into 1,009,106 Membership Units of the Company.

This note matured and remained outstanding at December 31, 2010; however, in January and February 2011 this note together with the $30,000 note dated May 20, 2009, and all the related accrued interest were satisfied by: (i) conversion of $150,000 into equity in connection with the January 25, 2011 private placement (ii) a cash payment of $142,300 and (iii) a new note for $140,000.

Note Dated November 11, 2008 - On November 11, 2008, the Company issued a note payable to a member in the amount of $325,000, and a warrant to purchase 371,006 Membership Units at less than $.0001 per unit.  The warrant was valued at $129,500 and was recorded as a discount to the note payable and is being amortized over the term of the note which significantly adjusts the effective interest rate. The weighted average annual effective rate on the note is 41%. The intrinsic value of the warrant at the time of issuance was determined to be $215,540; the debt discount recorded was based on allocating the $325,000 in transaction proceeds proportionally between the note and the warrant.  The note bears interest at a rate of 10% and the outstanding principal and interest was due and payable on November 11, 2010, the maturity date.  As of December 31, 2010, the outstanding principal and unamortized debt discount amounted to $325,000 and $0, ($325,000 and $53,959 – December 31, 2009), respectively. The warrant was exercised in 2010. The note is guaranteed by a related party, Virgil, which is owned by two members of the Company.

The note was amended to extend the maturity sixty days to January 10, 2011 and increase the interest rate to 15% during the extension period.   Following the maturity of this note in January 2011, the principal amount of $325,000 was converted to equity in connection with the January 25, 2011 private placement and the accrued interest was paid in cash.

Note Dated May 20, 2009 (unsecured) - On May 20, 2009, the Company issued a note payable in the amount of $30,000 and a warrant to purchase 185,503 Membership Units at less than $.0001 per unit to the same third party that was issued the October 28, 2008. The warrant was valued at $18,132 and recorded as a discount to the note payable and is being amortized over the term of the note, which significantly adjusts the effective interest rate. The weighted average annual effective rate on the note is 178%. The intrinsic value of the warrant at the time of issuance was determined to be $45,833; the debt discount recorded was based on allocating the $30,000 in transaction proceeds proportionally between the notes and the warrant.  The note bears interest at a rate of 10% and the outstanding principal and interest was due and payable on May 19, 2010, the maturity date.  The $30,000 in principal and accrued interest remained outstanding as of December 31, 2010. As of December 31, 2010, the outstanding principal and unamortized debt discount amounted to $30,000 and $0, ($30,000 and $6,233 – December 31, 2009) respectively. The warrant was exercised in 2010.  This note was satisfied in January and February 2011 together with the October 28, 2008 note as described previously.

Note Dated January 1, 2008 (unsecured) - The Company issued a note to a member as of January 1, 2008 for $100,014.  The note bears interest at a rate of 7%, and interest and principal are due on the maturity date of January 15, 2011 and was paid in cash in January 2011.  The note is subordinated to senior debt, which consists of amounts payable on the bank demand loan.

Note Dated September 1, 2010 - The Company issued a note payable to a member in the amount of $35,000. The note bears interest at a rate of 15%, and interest and principal are due on the maturity date of November 1, 2010. The note was amended to extend the maturity to January 25, 2011.  The note is guaranteed by a member of the Company. The note was paid in cash in January 2011.

Notes Dated October 4, 2010 (unsecured) -The Company issued notes payable to seven members in the aggregate amount of $150,000. The notes bears interest at a rate of 15%, and interest and principal are due on the maturity date of January 31, 2011. These notes were satisfied in January 2011 by conversion to equity in connection with the January 25, 2011 private placement and by payment of cash.

Note Dated December 29, 2010 (unsecured) - The Company issued a note payable to a member in the amount of $100,000. The note bears interest at a rate of 15%, and interest and principal are due on the maturity date of January 29, 2011. The note was paid in cash in January 2011.

Note Payable to Repurchase Membership Units (unsecured) - Prior to December 31, 2009, the Company agreed to repurchase 51,637 Membership Units previously issued to the member for $35,019 which remained unpaid as of December 31, 2009. Subsequently, the Company issued a note dated January 1, 2010 to evidence the obligation. The note bears interest at a rate of 7% and the outstanding principal and interest is due and payable on September 30, 2010, the maturity date.  The note remained unpaid at the maturity date and was paid in February 2011. As of December 31, 2010 the outstanding principal amounted to $30,629 ($35,019 as of December 31, 2009).
Long term notes payable to members, net of unamortized discount:

	2010	2009

Notes dated September 15 and October 15, 2009, net of unamortized discount	$20,557	$11,483
Note dated May 27, 2010	45,000	-
Note dated January 1, 2008	-	100,014
Note dated December 30, 2009	-	30,054

	$65,557	$141,551

Notes Dated September 15 and October 15, 2009 (unsecured) - On September 15 and October 15, 2009, the Company issued two notes payable to the same third party in the amounts of $15,000 and $10,000, respectively.  In conjunction with the $15,000 note, a warrant to purchase 185,503 membership units at less than $.0001 per unit was issued, and in conjunction with the $10,000 note, a warrant to purchase 92,751 Membership Units at less than $.0001 per unit was issued.  The warrants were valued at $11,301 for the $15,000 note and $6,962 for the $10,000 and recorded as discounts to the respective notes payable and are being amortized over the term of each note which significantly adjusts the effective interest rate. The intrinsic value of the warrants at the time of issuance was determined to be $68,750; the debt discount recorded was based on allocating the $25,000 in transaction proceeds proportionally between the notes and the warrants. The notes bear interest at a rate of 10% and the outstanding principal and interest is due and payable at maturity - January 31, 2012. As of December 31, 2010, the total outstanding principal and unamortized debt discounts for the two notes amounted to $25,000 and $4,443 ($25,000 and $13,517 – December 31, 2009), respectively.  The warrants were exercised in 2010.

Note Dated May 27, 2010 (unsecured) - During the first quarter of 2010 the holder of the Notes dated September 15 and October 15, 2009 advanced additional funds, totaling $450,000, to the Company and obtained conversion rights to warrants to acquire Membership Units. In March 2010, $225,000 was converted into warrants to acquire approximately 1,706,626 Membership Units and this amount was recorded as equity. Pursuant to an agreement effective on May 27, 2010, in exchange for the remaining $225,000 advanced, the Company issued warrants to acquire approximately 1,409,821 Membership Units and a note for $45,000. The note bears interest at 10%, which is due with the principal amount on January 31, 2012.  The note was satisfied in January 2011 by conversion to equity in connection with the January 25, 2011 private placement.

Note Dated December 30, 2009 (unsecured) - On December 30, 2009, the Company issued a note to a member in exchange for advances the member previously made to the Company.  The original amount of the note was $30,054 and, in June 2010, the Company agreed to allow the principal and accrued interest of $1,257 to be converted into 165,951 Membership Units.